Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Transactions Between Related Parties [Line Items]
Summary of Compensation of Executive Team and Directors

The compensation of the Executive Team and Directors during the year can be breakdown as follows:

	2022	2021
Short-term employee benefits – Salaries and wages	1,767	1,900
Long-term employee benefits – Share-based payment	3,351	7,590
	5,118	9,490

Summary of Transaction with Other Related Parties

The following transactions occurred with related parties:

	2022	2021
Transactions with merchants – Revenues	1,158	2,030
Transactions with preferred suppliers (Collection agents) – Costs	(621)	(561)
Transactions with other related parties – Costs	—	—

Summary of Outstanding Balances from Transactions with Related Parties

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2022	2021
Balances with merchants – trade receivables	428	—
Balances with merchants – trade payables	(482)	(622)
Balances with preferred suppliers (Collection agents) – trade payables	(1,258)	(125)
Balances with preferred suppliers (Collection agents) – trade receivables	552	6,058